First Trust Merger Arbitrage ETF Annual Fund Operating Expenses - First Trust Merger Arbitrage ETF - First Trust Merger Arbitrage ETF	Jul. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%	[1]
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	1.69%

[1]	Other Expenses consist of margin interest expense and dividend expense on investments sold short.